Related Party Balances and Transactions	6 Months Ended
Sep. 30, 2025
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
22.	RELATED PARTY BALANCES AND TRANSACTIONS

Related parties’ relationships as follows:

Name	Relationship
Bingzhong Wang	Chief Executive Officer
Pengyuan Fan	Chief Financial Officer
Xiaosi Zhang	Chief Operating Officer
Xisha Hu	Spouse of Mr. Bingzhong Wang
Northstar	Non-controlling interest of Metalpha before November 30, 2023, and minority shareholder of the Company after October 1, 2023
Polaris Investment Management PTE Limited	Related companies of Polaris Technologies Group Limited
Antpool Technologies Limited	Shareholder of Northstar
Folius Venture LLC	Shareholder
LSQ Investment Fund SPC – Next Generation Fund I SP	Bingzhong Wang act as director of the Company while LSO Capital Limited as Sub-Investment Manager
Liming Liu	Former Chief Executive Officer
Ming Ni	Former Chief Operating Officer

Related parties’ balance are consisted of the following:

	As of September 30, 2025	As of March 31, 2025
	US$	US$
	(Unaudited)	(Audited)

a. Digital assets payables
Northstar	29,935,294	—
Xisha Hu	12,390,791	10,602,787
Ni Ming	9,191	87,270
Fan Peng Yuan	17,244	12,757
Zhang Xiaosi	123,826	—
Total	42,476,346	10,702,814

b. Payables to client
Northstar	35,299,026	10,483
Folius Venture LLC	—	76
Xisha Hu	301,205	671,405
Fan Peng Yuan	12,616	787
Ni Ming	27,103	8,807
Zhang Xiaosi	6,505	—
LSQ Investment Fund SPC – Next Generation Fund I SP	30	—
Total	35,646,485	691,558

c. Other payables
Polaris Investment Management PTE Limited	—	460,075
Northstar	—	40

d. Digital assets
Northstar*	63,603,991	7,709,121

*	The carrying amount of the digital assets for those exchange accounts the Company as the beneficial owner while the registered owner under the name of the related party.

Related parties’ transactions are consisted of the following:

	For the six months ended September 30,
	2025	2024
	US$	US$
	(Unaudited)	(Unaudited)
Derivative products entered with Northstar	117,040,688	36,732,401
Derivative products expired to Northstar	(89,553,922)	(6,843,902)
Derivative products entered with Ni Ming	98,819	—
Derivative products expired to Ni Ming	(195,315)	—
Derivative products entered with Fan Peng Yuan	12,532	—
Derivative products expired to Fan Peng Yuan	(9,270)	—
Derivative products entered with Xisha Hu	7,266,716	—
Derivative products expired to Xisha Hu	(6,234,128)	—
Derivative products entered with Zhang Xiaosi	127,710	—
Derivative products expired to Zhang Xiaosi	(5,817)	—